Share capital - Common Shares (Details) $ in Thousands		12 Months Ended
	Apr. 03, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares		144,142	641,396
Issuance/Release of common shares in escrow related to business combination (in shares) | shares	8,728
Amount
Balance at beginning of period		$ 247,496
Exercise of stock options		3,084	$ 1,644
Issuance of common shares under employee share purchase plan		522	524
Release of restricted share units		0	0
Release of shares in escrow related to business combination		0	1,625
Shares repurchased for cancellation (Note 12)		(11,118)	(159,448)
Balance at end of period		$ 253,295	$ 247,496
Share capital
Number of shares
Balance at beginning of period (in shares) | shares		30,305,156	32,913,955
Exercise of stock options (in shares) | shares		144,142	641,396
Issuance of common shares under employee share purchase plan (in shares) | shares		14,426	16,685
Release of restricted share units (in shares) | shares		65,997	24,359
Issuance/Release of common shares in escrow related to business combination (in shares) | shares		8,728	50,550
Shares repurchased for cancellation (in shares) | shares		(282,494)	(3,341,789)
Balance at end of period (in shares) | shares		30,255,955	30,305,156
Amount
Balance at beginning of period		$ 247,496	$ 268,194
Exercise of stock options		4,610	2,887
Issuance of common shares under employee share purchase plan		613	614
Release of restricted share units		2,457	865
Release of shares in escrow related to business combination		330	1,625
Shares repurchased for cancellation (Note 12)		(2,211)	(26,689)
Balance at end of period		$ 253,295	$ 247,496